Financial assets designated and otherwise mandatorily measured at fair value through profit or loss - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	110,643	100,101
Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,724	3,096
Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	107,919	97,005
Securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	103,505	95,032
Securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	2,353	3,096
Securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	101,152	91,936
– treasury and other eligible bills | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	1,419	1,518
– treasury and other eligible bills | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	695	649
– treasury and other eligible bills | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	724	869
Debt securities
Disclosure of financial assets [line items]
Financial assets	148,326	109,066
Debt securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	61,703	59,080
Debt securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	1,658	2,447
Debt securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	60,045	56,633
– equity securities | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	40,383	34,434
– equity securities | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
– equity securities | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	40,383	34,434
Loans and advances to banks and customers | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	5,866	3,455
Loans and advances to banks and customers | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	371	0
Loans and advances to banks and customers | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	5,495	3,455
Other | Amounts recognised in profit or loss
Disclosure of financial assets [line items]
Financial assets	1,272	1,614
Other | Designated at fair value
Disclosure of financial assets [line items]
Financial assets	0	0
Other | Mandatorily measured at fair value
Disclosure of financial assets [line items]
Financial assets	$ 1,272	$ 1,614